Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Income/(Loss) Before Income Taxes

The components of net loss before income tax are as follows:

	Year Ended December 31,
(In thousands)	2024	2023
Domestic (UK)	$(19,424)	$(10,267)
Foreign	(367)	259
Net loss before income tax	$(19,791)	$(10,008)

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense are as follows:

Year Ended December 31,
	2024	2023
Current income taxes
Domestic (UK)	$—	$—
U.S.	—	—
Foreign	—	—
Deferred income taxes
Domestic (UK)	—	—
U.S.	—	—
Foreign	—	—
Income tax expense	$—	$—

Schedule of Components of Deferred Tax Assets (Liabilities)

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
(In thousands)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$56,704	$42,978
Accrued expenses	700	445
Capitalized research and development	1,023	440
Stock-based compensation	809	480
Intangibles	863	780
Tax credits	331	—
Other	6	18
Total gross deferred tax assets	60,436	45,141
Valuation allowance	(60,340)	(42,242)
Deferred tax assets, net of valuation allowance	$96	$2,899
Deferred tax liabilities:
In-process research and development	$(8,040)	$—
Revaluation of warrant liabilities	—	(2,895)
Other	(96)	(4)
Total deferred tax liabilities	(8,136)	(2,899)
Net deferred tax liabilities	$(8,040)	$—

Schedule of Reconciliation of the Federal Income Tax Effective Rate

	Year Ended December 31,
(In thousands)	2024	2023
Net loss before income tax	$(19,791)	$(10,008)
Statutory income tax rate	25.00%	23.50%
Expected income tax benefit	(4,948)	(2,352)
Impact on income tax expense/(benefit)
Change in valuation allowance	7,434	7,617
Permanent differences	1	4
U.S. state income taxes, net of FBOS	949	1,394
Tax rate difference in foreign jurisdictions	(1,295)	(974)
Change in stock-based compensation	685	123
Change in operating losses	—	(94)
Change of tax rate from prior year	—	(6,635)
Sec. 382 limitation	1,035	—
Deferred tax adjustments	(4,158)	760
Non-deductible transaction costs	818	157
Revaluation of warrant liabilities	(521)	—
Income tax expense	$—	$—

Peak Bio, Inc. [Member]
Schedule of Components of Income Tax Expense (Benefit)

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2023	2022
Domestic	(12,614,259)	(10,222,781)
Foreign	(211,658)	(2,939,936)
Total	(12,825,917)	(13,162,717)

	Year Ended December 31,
Components of Tax Expense	2023	2022
Current — Federal		$3,000
Current — State		(42,000)
Total current	—	(39,000)
Deferred — Federal	$(2,701,000)	$(1,984,000)
Deferred — State	(1,061,000)	(639,000)
Deferred — Foreign	16,297,000	(1,603,000)
Change in Valuation Allowance	(12,535,000)	4,191,000
Total deferred	—	(35,000)
(Benefit from) provision for income taxes	$—	$(74,000)
Effective income tax rate	—%	0.56%

Schedule of Components of Deferred Tax Assets (Liabilities)

	December 31,
	2023	2022
Deferred tax assets
Federal Net Operating Loss	2,241,000	964,000
State Net Operating Loss	839,000	297,000
Foreign Net Operating Loss	8,886,000	24,965,000
Foreign Tax Credits	375,000	379,000
Foreign Accruals	421,000	936,000
Accruals	1,100,000	615,000
Capitalized Start up Costs	238,000	209,000
Capitalized Section 174 R&D	725,000	437,000
Right of Use Operating Lease ASC 842	1,242,000	1,183,000
Total deferred tax assets	16,067,000	29,985,000
Deferred tax liabilities
Right of Use Operating Lease ASC 842	—	(1,030,000)
Depreciation	(37,000)	(88,000)
Total deferred tax liabilities	(37,000)	(1,118,000)
Total net deferred tax assets	16,030,000	28,867,000
Less: valuation allowance	(16,030,000)	(28,867,000)
Net deferred tax assets	—	—

Schedule of Reconciliation of the Federal Income Tax Effective Rate

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2023 and 2022 as follows:

	Year Ended December 31,
	2023	2022
Tax computed at federal statutory rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	7.84%	4.86%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	(0.39)%	0.36%
Permanent difference related to change in fair value of derivatives	1.37%	(1.91)%
Permanent difference related to change in fair value of convertible notes	3.44%	—%
Permanent difference related to interest expense on convertible notes	(4.40)%	—%
Return to Provision	1.17%	8.83%
Change in valuation allowance	97.73%	(31.84)%
Warrants issued on conversion	—%	(0.74)%
Reduction in Foreign Jurisdiction Tax Rate	(127.76)%	—%
Income Tax Provision/(Benefit)	—%	0.56%